Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Going Concern
Going Concern

NOTE 2 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company had net losses and cash used in operations for the nine months ended September 30, 2014 of $46,155 and $63,154, respectively. The working capital deficit, accumulated deficit and stockholder’s deficit as of September 30, 2014 were $94,001, $99,140 and $94,001, respectively. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan and raise capital.

The Company received $48,833 from the issuance of convertible notes during the nine months ended September 30, 2014. Management believes it will be able to issue additional convertible notes to supplement any shortfall of funds needed for operations.

Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern.

Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generate sufficient revenue and to attain profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company had net losses for the years ended December 31, 2013 and 2012 of $24,313 and $9,480, respectively, and cash used in operating activities of $8,182 in 2013. The working capital deficit, accumulated deficit and stockholders’ deficit as of December 31, 2013 were $49,784, $52,985 and $49,784, respectively. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan and raise capital. Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to generate sufficient revenue and to attain profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.